Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
Note 3 - Cash and Cash Equivalents

The Company’s cash and cash equivalents balance at December 31, 2021 and 2020, is denominated in the following currencies:

	December 31,
	2021	2020
	U.S. Dollars (in thousands)

US Dollars	225,283	102,669
New Israeli Shekels	13,566	1,542
Other currencies	3,094	1,604

	241,943	105,815

Short-term deposits are bank deposits in US Dollars with terms at the investment date of 3-12 months with average annual interest rates of 0.81% (2020 – 0.88%).